Other assets and liabilities	12 Months Ended
Mar. 31, 2021
Other assets and liabilities
12. Other assets and liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2020 and 2021:

	2020	2021
	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	783,439	2,339,902
Other	358,702	393,410
Collateral pledged:
Collateral pledged for derivative transactions	1,246,026	1,088,847
Margins provided for futures contracts	602,039	297,496
Other	941,167	939,557
Prepaid pension cost	711,981	999,962
Right-of-use assets	613,068	611,533
Security deposits	107,294	104,915
Loans held for sale	60,084	29,834
Other	542,079	651,572

Total	5,965,879	7,457,028

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	2,161,075	2,576,887
Other	375,127	403,501
Guaranteed trust principal (Note)	824,431	814,509
Lease liabilities	627,250	636,541
Collateral accepted:
Collateral accepted for derivative transactions	846,426	763,642
Margins accepted for futures contracts	797,317	555,760
Unearned income	122,072	120,521
Other	1,244,697	1,337,397

Total	6,998,395	7,208,758

Note:
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.